SUBSEQUENT EVENTS (Detail Textuals) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 08, 2020	Dec. 06, 2019	Jun. 25, 2019	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Subsequent Event [Line Items]
Number of units sold			1,300,813
Stock payable					$ 639,417
Number of stock options granted				0	184,000	50,000
Stock options
Subsequent Event [Line Items]
Number of stock options granted				234,000
NEO1940
Subsequent Event [Line Items]
Number of common stock payable recorded					61,297
NEOMED
Subsequent Event [Line Items]
Number of shares issued during period					61,297
Number of units sold					72,660
Shares issued for settlement of accrued liability					11,363
Value for shares issued for settlement of accrued liability					$ 100,000
Subsequent event | Director
Subsequent Event [Line Items]
Number of shares cancelled	6,250
Subsequent event | Director | Vesting period of 2 years | Stock options
Subsequent Event [Line Items]
Number of stock options granted		10,000
Stock options exercise price per share		$ 2.65
Expiration period of stock option		Dec. 06, 2020
Vesting period of stock option		2 years
Subsequent event | Director | Vesting period of 4 years | Stock options
Subsequent Event [Line Items]
Number of stock options granted		40,000
Stock options exercise price per share		$ 2.65
Expiration period of stock option		Dec. 06, 2020
Vesting period of stock option		4 years
Subsequent event | Series D
Subsequent Event [Line Items]
Number of shares issued during period	7,373